BT INVESTMENT FUNDS
Investment Cash Management Fund, Investment Treasury Money Fund, NY Tax Free Money Fund and Tax Free Money Fund

BT ADVISOR FUNDS
U.S. Bond Index Fund, EAFE(R) Equity Index Fund and Small Cap Index Fund

BT PYRAMID MUTUAL FUNDS
Money Market Fund and Investment Equity 500 Index Fund

SUPPLEMENT DATED OCTOBER 18, 1999 (REPLACING SUPPLEMENT DATED JULY 15, 1999) TO PROSPECTUS DATED APRIL 30, 1999

THE FOLLOWING REVISES EACH FUND'S ADDRESS FOR ALL CORRESPONDENCE, INCLUDING
APPLICATIONS:

                           BT Service Center
                           P.O. Box 219210
                           Kansas City, MO 64121-9210

THE FOLLOWING SUPPLEMENTS THE SECTION "MANAGEMENT OF THE FUNDS" IN EACH FUNDS'
PROSPECTUS:

On June 4, 1999, Bankers Trust Corporation merged with a subsidiary of Deutsche Bank A.G. ("Deutsche Bank"). Deutsche Bank is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail and commercial banking, investment banking and insurance. A Special Meeting of Shareholders ("Special Meeting") was held on for this purpose.

Shareholders voted at the Special Meeting to approve a new investment advisory agreement (the "Advisory Agreement") with Bankers Trust Company ("Bankers Trust"). Approval of the Advisory Agreement was sought because Deutsche Bank became Bankers Trust's parent company and, therefore, controls its operations as investment adviser.

At the Special Meeting, shareholders of each Fund except Investment Cash Management Fund, Money Market Fund, Investment Equity 500 Index Fund, Institutional Cash Management Fund, Cash Reserves Fund and Institutional Equity 500 Index Fund also approved a new investment advisory agreement with Morgan Grenfell, Inc. As of October 5, 1999, Morgan Grenfell, Inc. has been renamed Deutsche Asset Management Inc. ("DAMI"). The new investment advisory agreement with DAMI may be implemented within two years of the date of the Special Meeting upon approval of a majority of the members of the Board of Trustees who are not "interested persons" ("Independent Trustees"). Shareholders of each Fund except Investment Cash Management Fund, Money Market Fund, Investment Equity 500 Index Fund, Institutional Cash Management Fund, Cash Reserves Fund and Institutional Equity 500 Index Fund also approved a new sub-investment advisory agreement among each Fund's portfolio, DAMI and Bankers Trust under which Bankers Trust may perform certain of DAMI's responsibilities, at DAMI's expense, upon approval of the Independent Trustees, within two years of the date of the Special Meeting.

The new investment advisory agreement with DAMI and the new sub-investment advisory agreement with Bankers Trust will permit Deutsche Bank to simplify the organizational structure of its U.S. mutual fund operations, enhance the efficiency of their administration and promote consistency of internal controls, compliance and regulatory oversight. The deferral in implementing the new investment advisory and sub-investment advisory agreements is needed to permit Deutsche Bank a sufficient amount of time to plan, prepare and institute the necessary arrangements for DAMI to consolidate Deutsche Bank's U.S. mutual fund operations.

Under the new investment advisory agreements and new sub-advisory agreement, the compensation paid and the services provided would be the same as those under the Advisory Agreement with Bankers Trust.

ABOUT DAMI. DAMI is located at 885 Third Avenue, 32nd Floor, New York, New York 10022. DAMI provides a full range of investment advisory services to institutional clients. DAMI serves as investment adviser to ten other investment companies and as sub-adviser to five other investment companies.

THE FOLLOWING REVISES THE SECTION "MANAGEMENT OF THE FUND: PORTFOLIO MANAGER(S)" IN THE PROSPECTUSES FOR U.S. BOND INDEX FUND, EAFE(R) EQUITY INDEX FUND, SMALL CAP INDEX FUND AND INVESTMENT EQUITY 500 INDEX FUND:

The "Portfolio Manager(s)" section is hereby omitted.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SUPPINVEST (10/99)

CUSIPS:
055922108      05576L866     055847107
055922405      05576L874
055922207      05576L882
055922306      055847206

BT INVESTMENT FUNDS
Investment Cash Management Fund, Intermediate Tax Free Fund, Tax Free Money Fund, NY Tax Free Money Fund, Investment Treasury Money Fund, Investment International Equity Fund, Capital Appreciation Fund, Lifecycle Long Range Fund, Lifecycle Mid Range Fund, Lifecycle Short Range Fund, Pacific Basin Equity Fund, Latin American Equity Fund, Small Cap Fund, Global Emerging Markets Equity Fund and PreservationPlus Income Fund

BT PYRAMID MUTUAL FUNDS
Money Market Fund, Investment Equity 500 Index Fund, Institutional Asset Management Fund, Equity Appreciation Fund and PreservationPlus Fund

BT ADVISOR FUNDS
EAFE(R) Equity Index Fund, Small Cap Index Fund and U.S. Bond Index Fund

BT INSTITUTIONAL FUNDS
Institutional Cash Management Fund, Cash Reserves Fund, Institutional Treasury Money Fund, Institutional International Equity Fund, Institutional Equity 500 Index Fund and Liquid Assets Fund

SUPPLEMENT DATED OCTOBER 18, 1999 (REPLACING SUPPLEMENT DATED FEBRUARY 24, 1999) TO EACH FUND'S CURRENT STATEMENT OF ADDITIONAL INFORMATION

THE FOLLOWING REVISES THE FUND'S ADDRESS FOR ALL CORRESPONDENCE, INCLUDING
APPLICATIONS:

                           BT Service Center
                           P.O. Box 219210
                           Kansas City, MO 64121-9210

THE FOLLOWING SUPPLEMENTS THE SECTION "PURCHASE OF SHARES" IN THE STATEMENT OF ADDITIONAL INFORMATION FOR THE INSTITUTIONAL INTERNATIONAL EQUITY FUND:

Employees of Bankers Trust Company, their spouses and minor children may purchase shares of Class I shares of Institutional International Equity Fund without regard to the minimum investment requirements.

THE FOLLOWING REPLACES THE APPLICABLE SECTIONS RELATING TO THE TRUSTEES AND OFFICERS IN EACH FUND'S STATEMENT OF ADDITIONAL INFORMATION:

                     TRUSTEES OF THE TRUST AND PORTFOLIO(1)

CHARLES P. BIGGAR (birth date: October 13, 1930) -- Trustee of the Trust; Trustee of each of the other investment companies in the BT Fund Complex(2); Retired; former Vice President, International Business Machines ("IBM") and President, National Services and the Field Engineering Divisions of IBM. His address is 12 Hitching Post Lane, Chappaqua, New York 10514.

S. LELAND DILL (birth date: March 28, 1930) -- Trustee of the Trust; Trustee of each of the other investment companies in the BT Fund Complex; Retired; Director, Coutts (U.S.A.) International; Trustee, Phoenix-Zweig Trust(3) and Phoenix-Euclid Market Neutral Fund(2); former Partner, KPMG Peat Marwick; Director, Vintners International Company Inc.; Director, Coutts Trust Holdings Ltd., Director, Coutts Group; General Partner, Pemco(2). His address is 5070 North Ocean Drive, Singer Island, Florida 33404.

MARTIN J. GRUBER (birth date: July 15, 1937) -- Trustee of the Trust; Trustee of each of the other investment companies in the BT Fund Complex; Nomura Professor of Finance, Leonard N. Stern School of Business, New York University (since
1964); Trustee, TIAA(2); Trustee, SG Cowen Mutual Funds(2); Trustee, Japan Equity Fund(2); Trustee, Taiwan Equity Fund(2). His address is 229 South Irving Street, Ridgewood, New Jersey 07450.

RICHARD HALE* (birth date: July 17, 1945) -- Trustee of the Trust; Trustee of each of the other investment companies in the BT Fund Complex; Managing Director, Deutsche Asset Management; Director, Flag Investors Funds(2); Managing Director, Deutsche Banc Alex. Brown Incorporated; Director and President, Investment Company Capital Corp. His address is 205 Woodbrook Lane, Baltimore, Maryland 21212.

RICHARD J. HERRING (birth date: February 18, 1946) -- Trustee of the Trust; Trustee of each of the other investment companies in the BT Fund Complex; Jacob Safra Professor of International Banking, Professor of Finance and Vice Dean, The Wharton School, University of Pennsylvania (since 1972). His address is 325 South Roberts Road, Bryn Mawr, Pennsylvania 19010.

--------
(1) The Equity Appreciation Fund is a stand-alone fund and, therefore, does not have a master portfolio.

(2) The "BT Fund Complex" consists of BT Investment Funds, BT Institutional Funds, BT Pyramid Mutual Funds, BT Advisor Funds, Cash Management Portfolio, Intermediate Tax Free Portfolio, Tax Free Money Portfolio, NY Tax Free Money Portfolio, Treasury Money Portfolio, International Equity Portfolio, Equity 500 Index Portfolio, Capital Appreciation Portfolio, Asset Management Portfolio and BT Investment Portfolios.

(3) An investment company registered under the Investment Company Act of 1940, as amended (the "Act").

BRUCE E. LANGTON (birth date: May 10, 1931) -- Trustee of the Trust; Trustee of each of the other investment companies in the BT Fund Complex; Retired; Trustee, Allmerica Financial Mutual Funds (1992-present); Member, Pension and Thrift Plans and Investment Committee, Unilever U.S. Corporation (1989 to present)(4); Director, TWA Pilots Directed Account Plan and 401(k) Plan (1988 to present)(2). His address is 99 Jordan Lane, Stamford, Connecticut 06903.

PHILIP SAUNDERS, JR. (birth date: October 11, 1935) -- Trustee of the Trust; Trustee of each of the other investment companies in the BT Fund Complex; Principal, Philip Saunders Associates (Economic and Financial Analysis); former Director, Financial Industry Consulting, Wolf & Company; President, John Hancock Home Mortgage Corporation; Senior Vice President of Treasury and Financial Services, John Hancock Mutual Life Insurance Company, Inc. His address is 445 Glen Road, Weston, Massachusetts 02193.

HARRY VAN BENSCHOTEN (birth date: February 18, 1928) -- Trustee of the Trust; Trustee of each of the other investment companies in the BT Fund Complex; Retired; Director, Canada Life Insurance Corporation of New York.
His address is 6581 Ridgewood Drive, Naples, Florida  34108.

* "Interested Person" within the meaning of Section 2(a)(19) of the Act. Mr. Hale is a Managing Director of Deutsche Asset Management, the U.S. asset management unit of Deutsche Bank and its affiliates.

The Board has an Audit Committee that meets with the Trust's independent accountants to review the financial statements of the Trust, the adequacy of internal controls and the accounting procedures and policies of the Trust. Each member of the Board except Mr. Hale also is a member of the Audit Committee.

                    OFFICERS OF THE TRUST AND THE PORTFOLIO

DANIEL O. HIRSCH (birth date: March 27, 1954) -- Secretary of the Trust; Director, Deutsche Banc Alex. Brown Incorporated and Investment Company Capital Corp. since July 1998; Assistant General Counsel, Office of the General Counsel, United States Securities and Exchange Commission from 1993 to 1998. His address is One South Street, Baltimore, Maryland 21202.

JOHN A. KEFFER (birth date: July 14, 1942) -- President and Chief Executive Officer of the Trust; President, Forum Financial Group L.L.C. and its affiliates; President, ICC Distributors, Inc.(5) His address is ICC Distributors, Inc., Two Portland Square, Portland, Maine 04101.

------------
(4) A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended.

(5) Underwriter/distributor for the Trust. Mr. Keffer owns 100% of the shares of ICC Distributors, Inc.

CHARLES A. RIZZO (birth date: August 5, 1958) Treasurer of the Trust; Vice President and Department Head, Deutsche Asset Management since 1998; Senior Manager, PricewaterhouseCoopers LLP from 1993 to 1998. His address is One South Street, Baltimore, Maryland 21202.

Messrs. Hirsch, Keffer and Rizzo also hold similar positions for other investment companies for which ICC Distributors, or an affiliate serves as the principal underwriter.

No person who is an officer or director of Bankers Trust Company is an officer or Trustee of the Trust. No director, officer or employee of ICC Distributors, Inc. or any of its affiliates will receive any compensation from the Trust for serving as an officer or Trustee of the Trust.

THE FOLLOWING SUPPLEMENTS THE APPLICABLE SECTIONS RELATING TO THE SUB-ADVISER IN THE STATEMENT OF ADDITIONAL INFORMATION FOR LATIN AMERICAN EQUITY FUND AND PACIFIC BASIN EQUITY FUND:

Effective May 1, 1999, BT Funds Management (International) Limited no longer serves as sub-adviser to Latin American Equity Fund and Pacific Basin Equity Fund. Bankers Trust Company ("Bankers Trust"), the Funds' investment adviser, assumed day-to-day investment decision-making responsibility for Latin American Equity Fund and Pacific Basin Equity Fund and their corresponding master portfolios.

THE FOLLOWING SUPPLEMENTS THE APPLICABLE SECTIONS RELATING TO THE INVESTMENT ADVISER IN EACH FUND'S STATEMENT OF ADDITIONAL INFORMATION:

On June 4, 1999, Bankers Trust Corporation merged with a subsidiary of Deutsche Bank A.G. ("Deutsche Bank"). Deutsche Bank is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail and commercial banking, investment banking and insurance. A Special Meeting of Shareholders ("Special Meeting") was held for this purpose.

Shareholders voted at the Special Meeting to approve a new investment advisory agreement (the "Advisory Agreement") with Bankers Trust. Approval of the Advisory Agreement was sought because Deutsche Bank became Bankers Trust's parent company and, therefore, controls its operations as investment adviser.

At the Special Meeting, shareholders of each Fund except Investment Cash Management Fund, Money Market Fund, Investment Equity 500 Index Fund, Institutional Cash Management Fund, Cash Reserves Fund and Institutional Equity 500 Index Fund also approved a new investment advisory agreement with Morgan Grenfell, Inc. As of October 5, 1999, Morgan Grenfell, Inc. has been renamed Deutsche Asset Management Inc. ("DAMI"). The new investment advisory agreement with DAMI may be implemented within two years of the date of the Special Meeting upon approval of a majority of the members of the Board of Trustees who are not "interested persons" ("Independent Trustees").

Shareholders of each Fund except Investment Cash Management Fund, Money Market Fund, Investment Equity 500 Index Fund, Institutional Cash Management Fund, Cash Reserves Fund and Institutional Equity 500 Index Fund also approved a new sub-investment advisory agreement among each Fund or its portfolio, DAMI and Bankers Trust under which Bankers Trust may perform certain of DAMI's responsibilities, at DAMI's expense, upon approval of the Independent Trustees. Shareholders of Pacific Basin Equity Fund and Latin American Equity Fund approved a new sub-investment advisory agreement among each Fund's portfolio, DAMI and Morgan Grenfell Investment Services Limited. As of October 5, 1999, Morgan Grenfell Investment Services Limited has been renamed Deutsche Asset Management Investment Services Limited ("DAMISL"). Under this agreement, DAMISL may perform certain of DAMI's responsibilities, at DAMI's expense, upon approval of the Independent Trustees. Both sub-investment advisory agreements must be implemented within two years of the date of the Special Meeting.

The new investment advisory agreement with DAMI and the new sub-investment advisory agreements with Bankers Trust and MGIS will permit Deutsche Bank to simplify the organizational structure of its U.S. mutual fund operations, enhance the efficiency of their administration and promote consistency of internal controls, compliance and regulatory oversight. The deferral in implementing the new investment advisory and sub-investment advisory agreements is needed to permit Deutsche Bank a sufficient amount of time to plan, prepare and institute the necessary arrangements for DAMI to consolidate Deutsche Bank's U.S. mutual fund operations.

Under the new investment advisory agreements and new sub-investment advisory agreements, the compensation paid and the services provided would be the same as those under the Advisory Agreement with Bankers Trust.

ABOUT BANKERS TRUST. Bankers Trust is the principal banking subsidiary of Bankers Trust Corporation. Bankers Trust Corporation is a wholly owned subsidiary of Deutsche Bank. Deutsche Bank is a banking company with limited liability organized under the laws of the Federal Republic of Germany. Deutsche Bank is the parent company of a group consisting of banks, capital markets companies, fund management companies, mortgage banks, a property finance company, installment financing and leasing companies, insurance companies, research and consultancy companies and other domestic and foreign companies.

ABOUT DAMI AND DAMISL. DAMI and DAMISL are subsidiaries of Deutsche Asset Management Group Limited, a wholly owned subsidiary of Deutsche Morgan Grenfell Group PLC, an investment holding company which is, in turn, a wholly owned subsidiary of Deutsche Bank.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SUPPALL SAI (10/99)

CUSIPS:
055922108     055922207     055922306    055922405     055922660
055922736     055922769     055922785    055922801     055922819
055922827     055922835     055922843    055922868     055847206
055847107     055922751     055847404    055847834     055847842
055847826     055847818     05576L874    05576L882     055766L700
055924500     055924104     055924203    055924872     055924864
055924856     055924849

BT INVESTMENT FUNDS
Capital Appreciation Fund

SUPPLEMENT DATED OCTOBER 18, 1999 (REPLACING SUPPLEMENT DATED JUNE 21, 1999) TO PROSPECTUS DATED JANUARY 31, 1999, AS REVISED JUNE 1, 1999

THE FOLLOWING REVISES THE FUND'S ADDRESS FOR ALL CORRESPONDENCE, INCLUDING
APPLICATIONS:

                           BT Service Center
                           P.O. Box 219210
                           Kansas City, MO 64121-9210

THE FOLLOWING SUPPLEMENTS THE SECTION "MANAGEMENT OF THE FUND" IN THE FUND'S
PROSPECTUS:

On June 4, 1999, Bankers Trust Corporation merged with a subsidiary of Deutsche Bank A.G. ("Deutsche Bank"). Deutsche Bank is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail and commercial banking, investment banking and insurance. A Special Meeting of Shareholders ("Special Meeting") was held for this purpose.

Shareholders voted at the Special Meeting to approve a new investment advisory agreement (the "Advisory Agreement") with Bankers Trust Company ("Bankers Trust"). Approval of the Advisory Agreement was sought because Deutsche Bank became Bankers Trust's parent company and, therefore, controls its operations as investment adviser.

At the Special Meeting, shareholders also approved a new investment advisory agreement with Morgan Grenfell, Inc. As of October 5, 1999, Morgan Grenfell, Inc. has been renamed Deutsche Asset Management Inc. ("DAMI"). The new investment advisory agreement with DAMI may be implemented within two years of the date of the Special Meeting upon approval of a majority of the members of the Trust's Board of Trustees who are not "interested persons" ("Independent Trustees"). Shareholders also approved a new sub-investment advisory agreement among the Fund's portfolio, DAMI and Bankers Trust under which Bankers Trust may perform certain of DAMI's responsibilities, at DAMI's expense, upon approval of the Independent Trustees, within two years of the date of the Special Meeting.

The new investment advisory agreement with DAMI and the new sub-investment advisory agreement with Bankers Trust will permit Deutsche Bank to simplify the organizational structure of its U.S. mutual fund operations, enhance the efficiency of their administration and promote consistency of internal controls, compliance and regulatory oversight. The deferral in implementing the new investment advisory and sub-investment advisory agreements is needed to permit Deutsche Bank a sufficient amount of time to plan, prepare and institute the necessary arrangements for DAMI to consolidate Deutsche Bank's U.S. mutual fund operations.

Under the new investment advisory agreements and new sub-investment advisory agreement, the compensation paid and the services provided would be the same as those under the Trust's Advisory Agreement with Bankers Trust.

ABOUT DAMI. DAMI is located at 885 Third Avenue, 32nd Floor, New York, New York 10022. DAMI provides a full range of investment advisory services to institutional clients. DAMI serves as investment adviser to ten other investment companies and as sub-adviser to five other investment companies.

THE FOLLOWING REPLACES THE SECTION "PORTFOLIO MANAGER" IN THE FUND'S PROSPECTUS:

Portfolio Managers. The following individuals serve as co-managers and are responsible for the day-to-day management of the master portfolio's investments:

John P. Callaghan
o Joined the Investment Adviser and the master portfolio in June 1999.
o Portfolio Manager at Morgan Grenfell, Inc. from 1997 to present.
o Portfolio Manager at Odyssey Partners from March 1996 to 1997 and Weiss Peck & Greer from 1993 to March 1996.
o AB in Economics from Harvard College and MBA from Harvard Business School.

Mary P. Dugan, CFA
o Joined the Investment Adviser in 1994 and the master portfolio in March 1999.
o Securities Analyst at Fred Alger Management from 1992 to 1994.
o BA from the University of Rochester and MBA from New York University.

Audrey M. T. Jones, CFA
o Joined the Investment Adviser and the master portfolio in June 1999.
o Portfolio Manager at Morgan Grenfell, Inc. from 1986 to present.
o BBA in Finance/Accounting from Pace University Lubin School of Business.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SUPP465 (10/99)
CUSIP: 055922819

BT INVESTMENT FUNDS (THE "TRUST")
Intermediate Tax Free Fund (the "Fund")

SUPPLEMENT DATED OCTOBER 18, 1999 TO PROSPECTUS DATED JANUARY 31, 1999, AS REVISED JUNE 1, 1999

On September 8, 1999, the Board of Trustees voted to recommend the reorganization of the Fund into the Morgan Grenfell Municipal Bond Fund ("MG Fund"). The Board has determined that this proposal is in the best interests of shareholders.

The merger requires the approval of the Fund's shareholders. A Special Meeting of Shareholders will be held for this purpose. A proxy statement describing the proposed reorganization will be sent to shareholders before the Special Meeting of Shareholders. Management currently anticipates that the shareholder meeting will take place in the first quarter of 2000. It is intended that the transfer of shares from the Fund to the MG Fund will not be a taxable transaction for shareholders.

THE FOLLOWING REVISES THE FUND'S ADDRESS FOR ALL CORRESPONDENCE, INCLUDING
APPLICATIONS:

                           BT Service Center
                           P.O. Box 219210
                           Kansas City, MO 64121-9210

THE FOLLOWING SUPPLEMENTS THE SECTION "MANAGEMENT OF THE FUND" IN THE FUND'S
PROSPECTUS:

On June 4, 1999, Bankers Trust Corporation merged with a subsidiary of Deutsche Bank A.G. ("Deutsche Bank"). Deutsche Bank is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail and commercial banking, investment banking and insurance. A Special Meeting of Shareholders ("Special Meeting") was held for this purpose.

Shareholders voted at the Special Meeting to approve a new investment advisory agreement (the "Advisory Agreement") with Bankers Trust Company ("Bankers Trust"). Approval of the Advisory Agreement was sought because Deutsche Bank became Bankers Trust's parent company and, therefore, controls its operations as investment adviser.

At the Special Meeting, shareholders also approved a new investment advisory agreement with Morgan Grenfell, Inc. As of October 5, 1999, Morgan Grenfell, Inc. has been renamed Deutsche Asset Management, Inc. ("DAMI"). The new investment advisory agreement with DAMI may be implemented within two years of the date of the Special Meeting upon approval of a majority of the members of the Trust's Board of Trustees who are not "interested persons" ("Independent Trustees"). Shareholders also approved a new sub-investment advisory agreement among the Fund's portfolio, DAMI and Bankers Trust under which Bankers Trust may perform certain of

DAMI's responsibilities, at DAMI's expense, upon approval of the Independent Trustees, within two years of the date of the Special Meeting.

The new investment advisory agreement with DAMI and the new sub-investment advisory agreement with Bankers Trust will permit Deutsche Bank to simplify the organizational structure of its U.S. mutual fund operations, enhance the efficiency of their administration and promote consistency of internal controls, compliance and regulatory oversight. The deferral in implementing the new investment advisory and sub-investment advisory agreements is needed to permit Deutsche Bank a sufficient amount of time to plan, prepare and institute the necessary arrangements for DAMI to consolidate Deutsche Bank's U.S. mutual fund operations.

Under the new investment advisory agreements and new sub-investment advisory agreement, the compensation paid and the services provided would be the same as those under the Trust's Advisory Agreement with Bankers Trust.

ABOUT DAMI. DAMI is located at 885 Third Avenue, 32nd Floor, New York, New York 10022. DAMI provides a full range of investment advisory services to institutional clients. DAMI serves as investment adviser to ten other investment companies and as sub-adviser to five other investment companies.

                                      * * *

On March 11, 1999, Bankers Trust announced that it had reached an agreement with the United States Attorney's Office in the Southern District of New York to resolve an investigation concerning inappropriate transfers of unclaimed funds and related record-keeping problems that occurred between 1994 and early 1996. Bankers Trust pleaded guilty to misstating entries in the bank's books and records and agreed to pay a $63.5 million fine to state and federal authorities. On July 26, 1999, the federal criminal proceedings were concluded with Bankers Trust's formal sentencing. The events leading up to the guilty pleas did not arise out of the investment advisory or mutual fund management activities of Bankers Trust or its affiliates.

As a result of the plea, absent an order from the SEC, Bankers Trust would not be able to continue to provide investment advisory services to the Fund. The SEC has granted Bankers Trust a temporary order to permit it and its affiliates to continue to provide investment advisory services to registered investment companies. There is no assurance that the SEC will grant a permanent order.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SUPP467 (10/99)
CUSIP: 055922801

BT INVESTMENT FUNDS
Investment International Equity Fund, International Small Company Equity Fund, Global Emerging Markets Equity Fund, Latin American Equity Fund and Pacific Basin Equity Fund

PROSPECTUS SUPPLEMENT DATED OCTOBER 18, 1999 (REPLACING SUPPLEMENT DATED JULY 15, 1999) TO PROSPECTUS DATED JANUARY 31, 1999

THE FOLLOWING REVISES EACH FUND'S ADDRESS FOR ALL CORRESPONDENCE, INCLUDING
APPLICATIONS:

                           BT Service Center
                           P.O. Box 219210
                           Kansas City, MO 64121-9210

THE FOLLOWING APPLIES TO GLOBAL EMERGING MARKETS EQUITY FUND:

On September 30, 1999, the Global Emerging Markets Equity Fund transferred all of its assets to the Morgan Grenfell Emerging Markets Equity Fund (the "MG Fund"), and Institutional shares of the MG Fund were distributed to the Global Emerging Markets Equity Fund's shareholders in proportion to their holding in the Global Emerging Markets Equity Fund (the "Reorganization"). After the Reorganization, the Global Emerging Markets Equity Fund was liquidated and terminated.

THE FOLLOWING SUPPLEMENTS THE SECTION "BUYING AND SELLING FUND SHARES" IN THE PROSPECTUS FOR INTERNATIONAL SMALL COMPANY EQUITY FUND:

International Small Company Equity Fund liquidated all of its assets and was terminated effective May 28, 1999.

THE FOLLOWING REVISES AND SUPERCEDES, AS APPLICABLE, THE SECTION "MANAGEMENT OF THE FUND(S)" IN THE PROSPECTUS FOR LATIN AMERICAN EQUITY FUND AND PACIFIC BASIN EQUITY FUND:

Effective May 1, 1999, BT Funds Management (International) Limited no longer serves as sub-adviser to the Funds. Bankers Trust Company ("Bankers Trust"), the Funds' investment adviser, assumed day-to-day investment decision-making responsibility for the Funds and their corresponding master portfolios.

THE FOLLOWING SUPPLEMENTS THE SECTION "MANAGEMENT OF THE FUND(S)" IN EACH FUND'S
PROSPECTUS:

On June 4, 1999, Bankers Trust Corporation merged with a subsidiary of Deutsche Bank A.G., ("Deutsche Bank"). Deutsche Bank is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail and commercial banking, investment banking and insurance. A Special Meeting of Shareholders ("Special Meeting") was held for this purpose.

Shareholders voted at the Special Meeting to approve a new investment advisory agreement (the "Advisory Agreement") with Bankers Trust. Approval of the Advisory Agreement was sought because Deutsche Bank became Bankers Trust's parent company and, therefore, controls its operations as investment adviser.

At the Special Meeting, shareholders of the Fund also approved a new investment advisory agreement with Morgan Grenfell, Inc. As of October 5, 1999, Morgan Grenfell, Inc. has been renamed Deutsche Asset Management Inc. ("DAMI"). The new investment advisory agreement with DAMI may be implemented within two years of the date of the Special Meeting upon approval of a majority of the members of the Board of Trustees who are not "interested persons" ("Independent Trustees"). Shareholders of the Investment International Equity Fund and Institutional International Equity Fund also approved a new sub-investment advisory agreement also approved a new sub-investment advisory agreement among each Fund's portfolio, DAMI and Bankers Trust under which Bankers Trust may perform certain of DAMI's responsibilities, at DAMI's expense, upon approval of the Independent Trustees. Shareholders of Pacific Basin Equity Fund and Latin American Equity Fund approved a new sub-investment advisory agreement with Morgan Grenfell Investment Services Limited. As of October 5, 1999, Morgan Grenfell Investment Services Limited has been renamed Deutsche Asset Management Investment Services Limited ("DAMISL"). Under this agreement, DAMISL may perform certain of DAMI's responsibilities, at DAMI's expense, upon approval of the Independent Trustees. Both sub-investment advisory agreements must be implemented within two years of the date of the Special Meeting.

The new investment advisory agreement with DAMI and the new sub-investment advisory agreement with Bankers Trust will permit Deutsche Bank to simplify the organizational structure of its U.S. mutual fund operations, enhance the efficiency of their administration and promote consistency of internal controls, compliance and regulatory oversight. The deferral in implementing the new investment advisory and sub-investment advisory agreement is needed to permit Deutsche Bank a sufficient amount of time to plan, prepare and institute the necessary arrangements for DAMI to consolidate Deutsche Bank's U.S. mutual fund operations.

Under the new investment advisory agreements and new sub-investment advisory agreements, the compensation paid and the services provided would be the same as those under the Advisory Agreement with Bankers Trust.

ABOUT DAMI. DAMI is located at 885 Third Avenue, 32nd Floor, New York, New York 10022. DAMI provides a full range of investment advisory services to institutional clients. DAMI serves as investment adviser to ten other investment companies and as sub-adviser to five other investment companies.

ABOUT DAMISL. DAMISL is located at 20 Finsbury Circus, London, England. DAMISL provides a full range of international investment advisory services to institutional clients. DAMISL serves as investment adviser to 13 other investment companies.

                                      * * *

On March 11, 1999, Bankers Trust announced that it had reached an agreement with the United States Attorney's Office in the Southern District of New York to resolve an investigation concerning inappropriate transfers of unclaimed funds and related record-keeping problems that occurred between 1994 and early 1996. Bankers Trust pleaded guilty to misstating entries in the bank's books and records and agreed to pay a $63.5 million fine to state and federal authorities. On July 26, 1999, the federal criminal proceedings were concluded with Bankers Trust's formal sentencing. The events leading up to the guilty pleas did not arise out of the investment advisory or mutual fund management activities of Bankers Trust or its affiliates.

As a result of the plea, absent an order from the SEC, Bankers Trust would not be able to continue to provide investment advisory services to each Fund. The SEC has granted Bankers Trust a temporary order to permit it and its affiliates to continue to provide investment advisory services to registered investment companies. There is no assurance that the SEC will grant a permanent order.

THE FOLLOWING REPLACES THE SECTION "PORTFOLIO MANAGER(S)" IN THE PROSPECTUS FOR PACIFIC BASIN EQUITY FUND:

Portfolio Manager.

Julie Wang
o Principal of Bankers Trust and Portfolio Manager for the portfolios.
o Joined Bankers Trust in 1994 and the portfolios in 1998.
o Specializes in emerging markets.
o Ten years of investment management experience.
o Served as Investment Manager at American International Group from 1991 to
  1994.
o Bachelor's degree in economics from Yale University; MBA from The Wharton School, University of Pennsylvania.

THE FOLLOWING REPLACES THE SECTION "PORTFOLIO MANAGERS" IN THE PROSPECTUS FOR LATIN AMERICAN EQUITY FUND:

Portfolio Manager

Neil Jenkins, CFA
o Chief Executive, MGIS and Head of Global Emerging Markets Team.
o Joined the Investment Adviser and the portfolio in July 1999.
o Held various positions with MGI and Deutsche Bank since 1985.
o Specializes in emerging markets.
o Fourteen years of investment management experience.
o M.A., German and Russian, Oxford University


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SUPPIEFS (10/99)

CUSIPS:  055922868  055922686  055922678  055922785  055922736  055924856

BT INVESTMENT FUNDS
Lifecycle Short Range Fund, Lifecycle Mid Range Fund and Lifecycle Long Range
Fund

SUPPLEMENT DATED OCTOBER 18, 1999, (REPLACING SUPPLEMENT DATED JULY 15, 1999) TO PROSPECTUS DATED JULY 31, 1999

THE FOLLOWING REVISES EACH FUND'S ADDRESS FOR ALL CORRESPONDENCE, INCLUDING
APPLICATIONS:

                           BT Service Center
                           P.O. Box 219210
                           Kansas City, MO 64121-9210

THE FOLLOWING REVISES THE SECTIONS "GOALS" AND "OBJECTIVES" IN THE PROSPECTUS FOR LIFECYCLE SHORT RANGE FUND AND LIFECYCLE MID RANGE FUND:

The Short Range Fund seeks high current income consistent with conservation of capital.

The Mid Range Fund seeks capital growth, current income, and growth of income, consistent with reasonable investment risk.

THE FOLLOWING REVISES THE SECTION "WHO SHOULD CONSIDER INVESTING IN THE FUNDS" IN THE PROSPECTUS FOR THE LIFECYCLE MID RANGE FUND:

Mid Range Fund: You should consider investing in the Mid Range Fund if you are seeking capital growth, current income and growth of income and have at least five years until you need your investment.

THE FOLLOWING SUPPLEMENTS THE SECTION "MANAGEMENT OF THE FUNDS" IN EACH FUND'S
PROSPECTUS:

On June 4, 1999, Bankers Trust Corporation merged with a subsidiary of Deutsche Bank A.G. ("Deutsche Bank"). Deutsche Bank is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail and commercial banking, investment banking and insurance. A Special Meeting of Shareholders ("Special Meeting") was held for this purpose.

Shareholders voted at the Special Meeting to approve a new investment advisory agreement (the "Advisory Agreement") with Bankers Trust Company ("Bankers Trust"). Approval of the Advisory Agreement was sought because Deutsche Bank became Bankers Trust's parent company and, therefore, controls its operations as investment adviser.

At the Special Meeting, shareholders of each Fund also approved a new investment advisory agreement with Morgan Grenfell, Inc. As of October 5, 1999, Morgan Grenfell, Inc. has been renamed Deutsche Asset Management Inc. ("DAMI"). The new investment advisory agreement with DAMI may be implemented within two years of the date of the Special Meeting upon approval of a majority of the members of the Board of Trustees who are not "interested persons" ("Independent Trustees"). Shareholders of each Fund also approved a new sub-investment advisory agreement among each Fund's portfolio, DAMI and Bankers Trust under which Bankers Trust may perform certain of DAMI's responsibilities, at DAMI's expense, upon approval of the Independent Trustees, within two years of the date of the Special Meeting.

The new investment advisory agreement with DAMI and the new sub-investment advisory agreement with Bankers Trust will permit Deutsche Bank to simplify the organizational structure of its U.S. mutual fund operations, enhance the efficiency of their administration and promote consistency of internal controls, compliance and regulatory oversight. The deferral in implementing the new investment advisory and sub-investment advisory agreements is needed to permit Deutsche Bank a sufficient amount of time to plan, prepare and institute the necessary arrangements for DAMI to consolidate Deutsche Bank's U.S. mutual fund operations.

Under the new investment advisory agreements and new sub-advisory agreement, the compensation paid and the services provided would be the same as those under the Advisory Agreements with Bankers Trust.

ABOUT DAMI. DAMI is located at 885 Third Avenue, 32nd Floor, New York, New York 10022. DAMI provides a full range of investment advisory services to institutional clients. DAMI serves as investment adviser to ten other investment companies and as sub-adviser to five other investment companies.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SUPPLIFE (10/99)

CUSIPS:
055922843   055922835   055922827

BT INVESTMENT FUNDS
BT PreservationPlus Income Fund

SUPPLEMENT DATED OCTOBER 18, 1999 (REPLACING SUPPLEMENT DATED JULY 6, 1999) TO PROSPECTUS DATED OCTOBER 27, 1998

THE FOLLOWING REVISES THE FUND'S ADDRESS FOR ALL CORRESPONDENCE, INCLUDING
APPLICATIONS:

                           BT Service Center
                           P.O. Box 219210
                           Kansas City, MO 64121-9210

THE FOLLOWING REPLACES THE "ANNUAL FUND OPERATING EXPENSES" TABLE IN THE "EXPENSE SUMMARY" SECTION OF THE FUND'S PROSPECTUS:

ANNUAL OPERATING EXPENSES
(as a percentage of the Fund's projected average daily net assets)
 ................................................................................
Investment advisory fee (after reimbursement or waiver)*           0.00%
12b-1 fee                                                          None
Other expenses (after reimbursement or waiver)**                   0.80%
Wrapper fees***                                                    0.20%
 ................................................................................
Total operating expenses (after reimbursement or waiver)           1.00%

* Bankers Trust has voluntarily agreed to waive or reimburse certain Fund and Portfolio fees, including investment advisory fees. Bankers Trust may terminate or adjust these voluntary waivers and reimbursements at any time in its sole discretion without notice to shareholders.

** "Other expenses" include certain additional services provided to the Fund and the Portfolio by Bankers Trust, including a shareholder servicing fee of 0.25%.

*** Wrapper Agreements are contracts entered into by the Portfolio that are intended to stabilize the value per Share of the Fund (see "Investment Objectives, Policies, Practices, and Risk Factors").

Expense Table Example:                                 One Year        Three Years     Five Years      Ten Years
An investor would pay the following expenses on a
$1,000 investment assuming (1) 5% annual return
and (2) redemption at the end of each time
period.  No Redemption Fee has been included.
                                                          $10              $32             $68            $122

THE FOLLOWING SUPPLEMENTS THE SECTION "INVESTMENT OBJECTIVES, POLICIES, PRACTICES AND RISK FACTORS" IN THE FUND'S PROSPECTUS:

YEAR 2000 RISK. As with most businesses, the Fund faces the risk that the computer systems of its Investment Adviser, other companies on which it relies for service and issuers in which it invests will not accommodate the changeover necessary from dates in the year 1999 to dates in the year 2000. These risks could adversely affect:
o the issuers in which the Fund invests, which could impact the value of the Fund's investments;
o our ability to service your Fund account, including our ability to meet your requests to buy and sell Fund shares; and
o our ability to trade securities held by the Fund or to accurately price securities held by the Fund.

We are working both internally and with our business partners and service providers to address this problem. If we--or our business partners, service providers, government agencies or other market participants--do not succeed, it could materially affect shareholder services or the value of the Fund's shares.

THE FOLLOWING SUPPLEMENTS THE SECTION "MANAGEMENT OF THE TRUSTS" IN THE FUND'S
PROSPECTUS:

On June 4, 1999, Bankers Trust Corporation merged with a subsidiary of Deutsche Bank A.G. ("Deutsche Bank"). Deutsche Bank is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail and commercial banking, investment banking and insurance. A Special Meeting of Shareholders ("Special Meeting") was held for this purpose.

Shareholders voted at the Special Meeting to approve a new investment advisory agreement (the "Advisory Agreement") with Bankers Trust Company ("Bankers Trust"). Approval of the Advisory Agreement was sought because Deutsche Bank became Bankers Trust's parent company and, therefore, controls its operations as investment adviser.

At the Special Meeting, shareholders also approved a new investment advisory agreement with Morgan Grenfell, Inc. As of October 5, 1999, Morgan Grenfell, Inc. has been renamed Deutsche Asset Management, Inc. ("DAMI"). The new investment advisory agreement with DAMI may be implemented within two years of the date of the Special Meeting upon approval of a majority of the members of the Trust's Board of Trustees who are not "interested persons" ("Independent Trustees"). Shareholders also approved a new sub-investment advisory agreement among the Fund's portfolio, DAMI and Bankers Trust under which Bankers Trust may perform certain of DAMI's responsibilities, at DAMI's expense, upon approval of the Independent Trustees, within two years of the date of the Special Meeting.

The new investment advisory agreement with DAMI and the new sub-investment advisory agreement with Bankers Trust will permit Deutsche Bank to simplify the organizational structure of its U.S. mutual fund operations, enhance the efficiency of their administration and promote consistency of internal controls, compliance and regulatory oversight. The deferral in implementing the new investment advisory and sub-investment advisory agreements is needed to permit Deutsche Bank a sufficient amount of time to plan, prepare and institute the necessary arrangements for DAMI to consolidate Deutsche Bank's U.S. mutual fund operations.

Under the new investment advisory agreements and new sub-investment advisory agreement, the compensation paid and the services provided would be the same as those under the Trust's Advisory Agreement with Bankers Trust.

ABOUT DAMI. DAMI is located at 885 Third Avenue, 32nd Floor, New York, New York 10022. MGI provides a full range of investment advisory services to institutional clients. DAMI serves as investment adviser to ten other investment companies and as sub-adviser to five other investment companies.

                                      * * *
On March 11, 1999, Bankers Trust announced that it had reached an agreement with the United States Attorney's Office in the Southern District of New York to resolve an investigation concerning inappropriate transfers of unclaimed funds and related record-keeping problems that occurred between 1994 and early 1996. Bankers Trust pleaded guilty to misstating entries in the bank's books and records and agreed to pay a $63.5 million fine to state and federal authorities. On July 26, 1999, the federal criminal proceedings were concluded with Bankers Trust's formal sentencing. The events leading up to the guilty pleas did not arise out of the investment advisory or mutual fund management activities of Bankers Trust or its affiliates.

As a result of the plea, absent an order from the SEC, Bankers Trust would not be able to continue to provide investment advisory services to the Fund. The SEC has granted Bankers Trust a temporary order to permit it and its affiliates to continue to provide investment advisory services to registered investment companies. There is no assurance that the SEC will grant a permanent order.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SUPP815 (10/99)
CUSIP: 055922660

BT INVESTMENT FUNDS (THE "TRUST")
Quantitative Equity Fund (the "Fund")

SUPPLEMENT DATED OCTOBER 18, 1999 (REPLACING SUPPLEMENT DATED SEPTEMBER 24,
1999) TO PROSPECTUS DATED MARCH 29, 1999

THE FOLLOWING REVISES THE FUND'S ADDRESS FOR ALL CORRESPONDENCE, INCLUDING
APPLICATIONS:

                           BT Service Center
                           P.O. Box 219210
                           Kansas City, MO 64121-9210

THE FOLLOWING SUPPLEMENTS THE SECTION "MANAGEMENT OF THE FUND" IN THE FUND'S
PROSPECTUS:

On June 4, 1999, Bankers Trust Corporation merged with a subsidiary of Deutsche Bank A.G. ("Deutsche Bank"). Deutsche Bank is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail and commercial banking, investment banking and insurance. A Special Meeting of Shareholders ("Special Meeting") was held for this purpose.

Shareholders voted at the Special Meeting to approve a new investment advisory agreement (the "Advisory Agreement") with Bankers Trust Company ("Bankers Trust"). Approval of the Advisory Agreement was sought because Deutsche Bank became Bankers Trust's parent company and, therefore, controls its operations as investment adviser.

At the Special Meeting, shareholders also approved a new investment advisory agreement with Morgan Grenfell, Inc. As of October 5, 1999, Morgan Grenfell, Inc. has been renamed Deutsche Asset Management Inc. ("DAMI"). The new investment advisory agreement with DAMI may be implemented within two years of the date of the Special Meeting upon approval of a majority of the members of the Trust's Board of Trustees who are not "interested persons" ("Independent Trustees"). Shareholders of the Fund also approved a new sub-investment advisory agreement among the Trust, DAMI and Bankers Trust under which Bankers Trust may perform certain of DAMI's responsibilities, at DAMI's expense, upon approval of the Independent Trustees.

The new investment advisory agreement with DAMI and the new sub-investment advisory agreement with Bankers Trust will permit Deutsche Bank to simplify the organizational structure of its U.S. mutual fund operations, enhance the efficiency of their administration and promote consistency of internal controls, compliance and regulatory oversight. The deferral in implementing the new investment advisory and sub-investment advisory agreements is needed to permit Deutsche Bank a sufficient amount of time to plan, prepare and institute the necessary arrangements for DAMI to consolidate Deutsche Bank's U.S. mutual fund operations.

Under the new investment advisory agreements and new sub-advisory agreement, the compensation paid and the services provided would be the same as those under the Advisory Agreements with Bankers Trust.

ABOUT DAMI. DAMI is located at 885 Third Avenue, 32nd Floor, New York, New York 10022. DAMI provides a full range of investment advisory services to institutional clients. DAMI serves as investment adviser to ten other investment companies and as sub-adviser to five other investment companies.

Shareholders also voted to convert the Fund from a stand-alone fund to a master-feeder fund. It is currently anticipated that the Fund would convert to a master-feeder fund on or about December 31, 1999. Under a master-feeder structure, the Fund and its master portfolio would have the same investment objective. The master portfolio would be advised by Bankers Trust. A master portfolio may accept investments from other feeder funds. A feeder bears the master portfolio's expenses in proportion to its assets. Each feeder can set its own transaction minimums, fund-specific expenses, and other conditions. This arrangement allows a Fund's Trustees to withdraw the Fund's assets from the master portfolio if they believe doing so is in the shareholder's best interests. If the Trustees withdraw a Fund's assets, they would then consider whether the Fund should hire its own investment adviser, invest in a different master portfolio or take other action.

THE FOLLOWING REPLACES THE SECTION "PORTFOLIO MANAGER" IN THE FUND'S PROSPECTUS:

Portfolio Managers. The following portfolio managers are responsible for the day-to-day management of the Fund:

Craig Russell
o Managing Director of Bankers Trust and Portfolio Manager for the Fund.
o Joined Bankers Trust in 1992 and began managing the Fund in July 1999.
o Over 10 years of financial industry experience.
o Bachelor's degree in engineering from the University of Michigan.

Manish Keshive
o Vice President of Bankers Trust and Portfolio Manager of the Fund.
o Joined Bankers Trust in 1996 and began managing the Fund in July 1999.
o Analyst and Trader for the Fund since inception.
o Bachelor's degree in Technology, Indian Institute of Technology in 1993, M.S., Massachusetts Institute of Technology in 1995.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SUPP812 (10/99)
CUSIP: 055922652

BT INVESTMENT FUNDS (THE "TRUST")
Quantitative Equity Fund (the "Fund")

SUPPLEMENT DATED OCTOBER 18, 1999 (REPLACING SUPPLEMENT DATED SEPTEMBER 24,
1999) TO STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 29, 1999

THE FOLLOWING REVISES THE FUND'S ADDRESS FOR ALL CORRESPONDENCE, INCLUDING
APPLICATIONS:

                                            BT Service Center
                                            P.O. Box 219210
                                            Kansas City, MO 64121-9210

THE FOLLOWING REPLACES THE APPLICABLE SECTIONS RELATING TO THE TRUSTEES AND OFFICERS IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION:

                            TRUSTEES OF THE TRUST(1)

CHARLES P. BIGGAR (birth date: October 13, 1930) -- Trustee of the Trust; Trustee or Trustee Nominee of each of the other investment companies in the BT Fund Complex(2); Retired; former Vice President, International Business Machines ("IBM") and President, National Services and the Field Engineering Divisions of IBM. His address is 12 Hitching Post Lane, Chappaqua, New York 10514.

S. LELAND DILL (birth date: March 28, 1930) -- Trustee of the Trust; Trustee or Trustee nominee of each of the other investment companies in the BT Fund Complex; Retired; Director, Coutts (U.S.A.) International; Trustee, Phoenix-Zweig Trust(3) and Phoenix-Euclid Market Neutral Fund(3); former Partner, KPMG Peat Marwick; Director, Vintners International Company Inc.; Director, Coutts Trust Holdings Ltd., Director, Coutts Group; General Partner, Pemco(3). His address is 5070 North Ocean Drive, Singer Island, Florida 33404.

MARTIN J. GRUBER (birth date: July 15, 1937) -- Trustee of the Trust; Trustee or Trustee nominee of each of the other investment companies in the BT Fund Complex; Nomura Professor of Finance, Leonard N. Stern School of Business, New York University (since 1964); Trustee, TIAA(3); Trustee, SG Cowen Mutual Funds(3); Trustee, Japan Equity Fund(3); Trustee, Taiwan Equity Fund(3). His address is 229 South Irving Street, Ridgewood, New Jersey 07450.

--------
(1) When the Fund converts to a master-feeder structure, which is expected to occur on or about December 31, 1999, the Fund, upon conversion, will invest in a master fund, whose Board will be identical in composition to the Board of the Trust.

(2) The "BT Fund Complex" consists of the Trust, BT Institutional Funds, BT Pyramid Mutual Funds, BT Advisor Funds, Cash Management Portfolio, Intermediate Tax Free Portfolio, Tax Free Money Portfolio, NY Tax Free Money Portfolio, Treasury Money Portfolio, International Equity Portfolio, Equity 500 Index Portfolio, Capital Appreciation Portfolio, Asset Management Portfolio and BT Investment Portfolios.

(3) An investment company registered under the Investment Company Act of 1940, as amended (the "Act").

RICHARD HALE* (birth date: July 17, 1945) -- Trustee of the Trust; Trustee or Trustee nominee of each of the other investment companies in the BT Fund Complex; Managing Director, Deutsche Asset Management; Director, Flag Investors Funds(3); Managing Director, Deutsche Banc Alex. Brown Incorporated; Director and President, Investment Company Capital Corp. His address is 205 Woodbrook Lane, Baltimore, Maryland 21212.

RICHARD J. HERRING (birth date: February 18, 1946) -- Trustee of the Trust; Trustee or Trustee nominee of each of the other investment companies in the BT Fund Complex; Jacob Safra Professor of International Banking, Professor of Finance and Vice Dean, The Wharton School, University of Pennsylvania (since
1972). His address is 325 South Roberts Road, Bryn Mawr, Pennsylvania 19010.

BRUCE E. LANGTON (birth date: May 10, 1931) -- Trustee of the Trust; Trustee or Trustee nominee of each of the other investment companies in the BT Fund Complex; Retired; Trustee, Allmerica Financial Mutual Funds (1992-present); Member, Pension and Thrift Plans and Investment Committee, Unilever U.S. Corporation (1989 to present)(4); Director, TWA Pilots Directed Account Plan and 401(k) Plan (1988 to present)(3). His address is 99 Jordan Lane, Stamford, Connecticut 06903.

PHILIP SAUNDERS, JR. (birth date: October 11, 1935) -- Trustee of the Trust; Trustee or Trustee nominee of each of the other investment companies in the BT Fund Complex; Principal, Philip Saunders Associates (Economic and Financial Analysis); former Director, Financial Industry Consulting, Wolf & Company; President, John Hancock Home Mortgage Corporation; Senior Vice President of Treasury and Financial Services, John Hancock Mutual Life Insurance Company, Inc. His address is 445 Glen Road, Weston, Massachusetts 02193.

HARRY VAN BENSCHOTEN (birth date: February 18, 1928) -- Trustee of the Trust; Trustee or Trustee nominee of each of the other investment companies in the BT Fund Complex; Retired; Director, Canada Life Insurance Corporation of New York. His address is 6581 Ridgewood Drive, Naples, Florida 34108.

* "Interested Person" within the meaning of Section 2(a)(19) of the Act. Mr. Hale is a Managing Director of Deutsche Asset Management, the U.S. asset management unit of Deutsche Bank A.G. and its affiliates.

The Board has an Audit Committee that meets with the Trust's independent accountants to review the financial statements of the Trust, the adequacy of internal controls and the accounting procedures and policies of the Trust. Each member of the Board except Mr. Hale is also a member of the Audit Committee.

--------
(4) A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended.

                              OFFICERS OF THE TRUST


DANIEL O. HIRSCH (birth date: March 27, 1954) -- Secretary of the Trust; Director, Deutsche Banc Alex. Brown Incorporated and Investment Company Capital Corp. since July 1998; Assistant General Counsel, Office of the General Counsel, United States Securities and Exchange Commission from 1993 to 1998. His address is One South Street, Baltimore, Maryland 21202.

JOHN A. KEFFER (birth date: July 14, 1942) -- President and Chief Executive Officer of the Trust; President, Forum Financial Group L.L.C. and its affiliates; President, ICC Distributors, Inc.(5) His address is ICC Distributors, Inc., Two Portland Square, Portland, Maine 04101.

CHARLES A. RIZZO (birth date: August 5, 1958) Treasurer of the Trust; Vice President and Department Head, Deutsche Asset Management since 1998; Senior Manager, PricewaterhouseCoopers LLP from 1993 to 1998. His address is One South Street, Baltimore, Maryland 21202.

Messrs. Hirsch, Keffer and Rizzo also hold similar positions for other investment companies for which ICC Distributors, Inc. or an affiliate serves as the principal underwriter.

No person who is an officer or director of Bankers Trust Company is an officer or Trustee of the Trust. No director, officer or employee of ICC Distributors, Inc. or any of its affiliates will receive any compensation from the Trust for serving as an officer or Trustee of the Trust.

THE FOLLOWING SUPPLEMENTS THE APPLICABLE SECTIONS RELATING TO THE INVESTMENT ADVISER IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION:

On June 4, 1999, Bankers Trust Corporation merged with a subsidiary of Deutsche Bank A.G. ("Deutsche Bank"). Deutsche Bank is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail and commercial banking, investment banking and insurance. A Special Meeting of Shareholders ("Special Meeting") was held for this purpose.

Shareholders voted at the Special Meeting to approve a new investment advisory agreement (the "Advisory Agreement") with Bankers Trust Company ("Bankers Trust"). Approval of the Advisory Agreement was sought because Deutsche Bank became Bankers Trust's parent company and, therefore, controls its operations as investment adviser.

At the Special Meeting, shareholders of the Fund also approved a new investment advisory agreement with Morgan Grenfell, Inc. As of October 5, 1999, Morgan Grenfell, Inc. has been renamed Deutsche Asset Management Inc. ("DAMI"). The new investment advisory agreement

--------
(5) Underwriter/distributor for the Trust. Mr. Keffer owns 100% of the shares of ICC Distributors, Inc. 3 with DAMI may be implemented within two years of the date of the Special Meeting upon approval of a majority of the members of the Board of Trustees who are not "interested persons" ("Independent Trustees"). Shareholders of the Fund also approved a new sub-investment advisory agreement among the Trust, DAMI and Bankers Trust under which Bankers Trust may perform certain of DAMI's responsibilities, at DAMI's expense, upon approval of the Independent Trustees, within two years of the date of the Special Meeting.

The new investment advisory agreement with DAMI and the new sub-investment advisory agreement with Bankers Trust will permit Deutsche Bank to simplify the organizational structure of its U.S. mutual fund operations, enhance the efficiency of their administration and promote consistency of internal controls, compliance and regulatory oversight. The deferral in implementing the new investment advisory and sub-investment advisory agreements is needed to permit Deutsche Bank a sufficient amount of time to plan, prepare and institute the necessary arrangements for DAMI to consolidate Deutsche Bank's U.S. mutual fund operations.

Under the new investment advisory agreements and new sub-advisory agreement, the compensation paid and the services provided would be the same as those under the Advisory Agreements with Bankers Trust.

ABOUT BANKERS TRUST. Bankers Trust is the principal banking subsidiary of Bankers Trust Corporation. Bankers Trust Corporation is a wholly owned subsidiary of Deutsche Bank. Deutsche Bank is a banking company with limited liability organized under the laws of the Federal Republic of Germany. Deutsche Bank is the parent company of a group consisting of banks, capital markets companies, fund management companies, mortgage banks, a property finance company, installment financing and leasing companies, insurance companies, research and consultancy companies and other domestic and foreign companies.

ABOUT DAMI. DAMI is a subsidiary of Deutsche Asset Management Group Limited, a wholly owned subsidiary of Deutsche Morgan Grenfell Group PLC, an investment holding company which is, in turn, a wholly owned subsidiary of Deutsche Bank.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SUPPSAI812 (10/99)

CUSIP:
055922652

BT INVESTMENT FUNDS
Small Cap Fund

SUPPLEMENT DATED OCTOBER 18, 1999 (REPLACING SUPPLEMENT DATED JUNE 21, 1999) TO PROSPECTUS DATED JANUARY 31, 1999, AS REVISED APRIL 12, 1999

THE FOLLOWING REVISES THE FUND'S ADDRESS FOR ALL CORRESPONDENCE, INCLUDING
APPLICATIONS:

                           BT Service Center
                           P.O. Box 219210
                           Kansas City, MO 64121-9210

THE FOLLOWING SUPPLEMENTS THE SECTION "MANAGEMENT OF THE FUND" IN THE FUND'S
PROSPECTUS:

On June 4, 1999, Bankers Trust Corporation merged with a subsidiary of Deutsche Bank A.G. ("Deutsche Bank"). Deutsche Bank is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail and commercial banking, investment banking and insurance. A Special Meeting of Shareholders ("Special Meeting") was held for this purpose.

Shareholders voted at the Special Meeting to approve a new investment advisory agreement (the "Advisory Agreement") with Bankers Trust Company ("Bankers Trust"). Approval of the Advisory Agreement was sought because Deutsche Bank became Bankers Trust's parent company and, therefore, controls its operations as investment adviser.

At the Special Meeting, shareholders also approved a new investment advisory agreement with Morgan Grenfell, Inc. As of October 5, 1999, Morgan Grenfell, Inc. has been renamed Deutsche Asset Management, Inc. ("DAMI"). The new investment advisory agreement with DAMI may be implemented within two years of the date of the Special Meeting upon approval of a majority of the members of the Trust's Board of Trustees who are not "interested persons" ("Independent Trustees"). Shareholders also approved a new sub-investment advisory agreement among the Trust, DAMI and Bankers Trust under which Bankers Trust may perform certain of DAMI's responsibilities, at DAMI's expense, upon approval of the Independent Trustees, within two years of the date of the Special Meeting.

The new investment advisory agreement with DAMI and the new sub-investment advisory agreement with Bankers Trust will permit Deutsche Bank to simplify the organizational structure of its U.S. mutual fund operations, enhance the efficiency of their administration and promote consistency of internal controls, compliance and regulatory oversight. The deferral in implementing the new investment advisory and sub-investment advisory agreements is needed to permit Deutsche Bank a sufficient amount of time to plan, prepare and institute the necessary arrangements for DAMI to consolidate Deutsche Bank's U.S. mutual fund operations.

Under the new investment advisory agreements and new sub-investment advisory agreement, the compensation paid and the services provided would be the same as those under the Trust's Advisory Agreement with Bankers Trust.

ABOUT DAMI. DAMI is located at 885 Third Avenue, 32nd Floor, New York, New York 10022. DAMI provides a full range of investment advisory services to institutional clients. DAMI serves as investment adviser to ten other investment companies and as sub-adviser to five other investment companies.

THE FOLLOWING REPLACES THE SECTION "PORTFOLIO MANAGER" IN THE FUND'S PROSPECTUS:

Portfolio Managers. The following individuals serve as co-managers and are responsible for the day-to-day management of the master portfolio's investments:

John P. Callaghan
o Joined the Investment Adviser and the master portfolio in June 1999.
o Portfolio Manager for small cap equities at Morgan Grenfell, Inc. from 1997 to present.
o Portfolio Manager at Odyssey Partners from March 1996 to 1997 and Weiss Peck & Greer from 1993 to March 1996.
o AB in Economics from Harvard College and MBA from Harvard Business School.

Mary P. Dugan, CFA
o Joined the Investment Adviser in 1994.
o Co-manager of the Small Cap Portfolio from 1994 to March 1999 and since June 1999.
o Securities Analyst at Fred Alger Management from 1992 to 1994.
o BA from the University of Rochester and MBA from New York University.

Audrey M. T. Jones, CFA
o Joined the Investment Adviser and the master portfolio in June 1999.
o Portfolio Manager for small cap equities at Morgan Grenfell, Inc. from 1986 to present.
o BBA in Finance/Accounting from Pace University Lubin School of Business.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SUPP498 (10/99)
CUSIP: 055922769

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